Share-Based Payment Transactions (Details 1)	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares
Statement Line Items [Line Items]
Outstanding at beginning of year	737,028	798,579	592,707
Grants	970,000	180,000	240,000
Forfeited/expired	(216,605)	(241,551)	(34,128)
Outstanding at end of year	1,490,423	737,028	798,579
Exercisable at end of year	451,266	402,500	557,749
NIS [Member]
Statement Line Items [Line Items]
Outstanding at beginning of year	10.12	12.21	15.33
Grants	2.71	4.43	4.33
Forfeited/expired	15.34	12.79	10.96
Outstanding at end of year	4.68	10.12	12.21
Exercisable at end of year	8.39	14.9	15.56